Deferred Income Tax Assets/Liabilities - Summary of Expiration Dates of Tax Loss Carry-forwards (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year of Generation	2020	2019	2018
Amount	$ 820,580	$ 195,185	$ 26,865
Year Due	2025	2024	2023
Deferred Tax Assets	$ 312,789
Charged to Income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets	$ 246,174	$ 58,555	$ 8,060